Shipping and Handling Costs Included in Selling, General and Administrative Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs	¥ 41,849	¥ 45,231	¥ 37,706